OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citigroup Global Markets Realty Corp.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of filing): February 9, 2021

Commission File Number of securitizer: 025-00519

Central Index Key Number of securitizer: 0001541001

Rick Simpson, Citigroup Global Markets Realty Corp., (212) 816-5343

Stephen Kudenholdt, Dentons US LLP, (212) 768-6847

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

_____  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________________

Central Index Key Number of underwriter (if applicable): ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure (1)

No Activity to Report.

1 Citigroup Global Markets Realty Corp. is filing this Form ABS-15G with respect to transactions for which it is the sponsor that are not covered by other filings made by affiliated depositors.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Global Markets Realty Corp.

Date: February 9, 2021	/s/ Rick Simpson
	Name:	Rick Simpson
	Title:	Vice President
(senior officer in charge of securitization of the securitizer)